CHANGES IN EQUITY - Net Income Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, value	R$ 83,327.8	R$ 84,017.6	R$ 75,151.2
Fiscal incentive reserve
Investments reserve
Ending balance, value	80,143.8	83,327.8	84,017.6
Net Income Reserves Investment Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	22,055.9	18,359.2	14,511.1
Fiscal incentive reserve
Investments reserve	3,730.2	3,696.7	3,848.1
Ending balance, value	25,786.1	22,055.9	18,359.2
Net Income Reserves Legal Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	4.5	4.5	4.5
Fiscal incentive reserve
Investments reserve
Ending balance, value	4.5	4.5	4.5
Net Income Reserves Fiscal Incentive [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	14,846.6	12,827.9	11,404.4
Fiscal incentive reserve	2,552.7	2,018.7	1,423.5
Investments reserve
Ending balance, value	17,399.3	14,846.6	12,827.9
Net Income Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	36,907.0	31,191.6	25,920.0
Fiscal incentive reserve	2,552.7	2,018.7	1,423.5
Investments reserve	3,730.2	3,696.7	3,848.1
Ending balance, value	R$ 43,189.9	R$ 36,907.0	R$ 31,191.6